Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($) HLS	Jun. 30, 2021 USD ($) HLS		Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 28,027	$ 25,832	[1]
Profit from operations	7,000	6,551	[1]
Net finance income/(cost)	(2,268)	(2,346)	[1]
Exceptional share of results of associates	(1,143)	0	[1]
Income tax expense	(1,244)	(1,231)	[1]
Profit	2,474	$ 3,074	[1]
Segment assets (non-current)	$ 191,677			$ 193,678
AB InBev Worldwide [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	289	280
Revenue	$ 28,027	$ 25,832
Profit from operations	7,000	6,551
Net finance income/(cost)	(2,268)	(2,346)
Share of results of associates and joint ventures	129	100
Exceptional share of results of associates	(1,143)
Income tax expense	(1,244)	(1,231)
Profit	2,474	3,074
Segment assets (non-current)	191,677	193,678
Gross capex	$ 2,002	$ 2,174
AB InBev Worldwide [member] | North America [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	51	53
Revenue	$ 8,192	$ 8,040
Profit from operations	2,570	2,612
Segment assets (non-current)	63,670	63,722
Gross capex	$ 222	$ 357
AB InBev Worldwide [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	72	68
Revenue	$ 6,693	$ 5,893
Profit from operations	2,416	2,207
Segment assets (non-current)	68,182	67,516
Gross capex	$ 537	$ 456
AB InBev Worldwide [member] | South America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	77	72
Revenue	$ 5,333	$ 4,146
Profit from operations	1,234	1,065
Segment assets (non-current)	13,762	12,917
Gross capex	$ 414	$ 460
AB InBev Worldwide [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	43	41
Revenue	$ 3,940	$ 3,763
Profit from operations	667	461
Segment assets (non-current)	31,241	34,098
Gross capex	$ 329	$ 402
AB InBev Worldwide [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	45	46
Revenue	$ 3,471	$ 3,500
Profit from operations	879	860
Segment assets (non-current)	12,484	13,453
Gross capex	214	265
AB InBev Worldwide [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Revenue	399	491
Profit from operations	(766)	(654)
Segment assets (non-current)	2,338	1,973
Gross capex	$ 288	$ 235

[1]	Amended to conform to 2022 presentation.